REVENUE (Tables)	12 Months Ended
Jun. 30, 2022
Revenue [Abstract]
Schedule of Revenue	Amounts in R million 2022 2021 2020 Gold revenue 5,110.7 5,263.8 4,179.3 Silver revenue 7.8 5.2 5.7 Total revenue 5,118.5 5,269.0 4,185.0
Schedule of Market Risk
Amounts in R million 2022 2021 2020
20 % increase in the US Dollar gold price 1,023.7 1,053.8 837.0
20 % decrease in the US Dollar gold price (1,023.7) (1,053.8) (837.0)
Amounts in R million 2022 2021 2020
20 % increase in the Rand to US Dollar exchange rate 1,023.7 1,053.8 837.0
20 % decrease in the Rand to US Dollar exchange rate (1,023.7) (1,053.8) (837.0)